Information about Non Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Variable Interest Entity [Line Items]
Total assets	¥ 4,388,434		¥ 4,519,064
Specified bonds and non-recourse loans	27,880		110,386
Investments	86,610		107,622
Maximum exposure to loss	171,663	[1]	277,167	[1]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	37,672		41,929
Specified bonds and non-recourse loans	799		3,428
Investments	2,971		4,119
Maximum exposure to loss	3,770	[1]	7,547	[1]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	664,557		872,189
Specified bonds and non-recourse loans	26,835		106,861
Investments	45,212		51,345
Maximum exposure to loss	111,732	[1]	201,145	[1]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	2,136,226		1,327,751
Specified bonds and non-recourse loans	0		0
Investments	24,814		24,822
Maximum exposure to loss	41,981	[1]	40,501	[1]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	0		0
Specified bonds and non-recourse loans	0		0
Investments	0		0
Maximum exposure to loss	0	[1]	0	[1]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	1,517,734		2,236,389
Specified bonds and non-recourse loans	0		0
Investments	8,989		23,257
Maximum exposure to loss	9,310	[1]	23,798	[1]
Other
Variable Interest Entity [Line Items]
Total assets	32,245		40,806
Specified bonds and non-recourse loans	246		97
Investments	4,624		4,079
Maximum exposure to loss	¥ 4,870	[1]	¥ 4,176	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.